SHARE CAPITAL - Share-Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 3,122	$ 3,280
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	2,107	1,932
RSUs and DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,015	1,348
Stock Options, RSUs and DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 3,122	$ 3,280